Quarterly Holdings Report
for

Fidelity® Large Cap Core Enhanced Index Fund

May 31, 2020

CEI-QTLY-0720
1.850082.113

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
COMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	387,085	$11,945,443
Verizon Communications, Inc.	215,357	12,357,185
		24,302,628
Entertainment - 2.1%
Cinemark Holdings, Inc.	26,989	405,645
Electronic Arts, Inc. (a)	37,954	4,663,788
Netflix, Inc. (a)	25,295	10,617,070
The Walt Disney Co.	37,904	4,446,139
		20,132,642
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A (a)	10,592	15,183,844
Class C (a)	13,817	19,743,388
Facebook, Inc. Class A (a)	107,817	24,268,529
		59,195,761
Media - 0.6%
Comcast Corp. Class A	138,260	5,475,096
Omnicom Group, Inc.	11,022	603,895
		6,078,991

TOTAL COMMUNICATION SERVICES		109,710,022

CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.0%
BorgWarner, Inc.	8,400	270,060
Diversified Consumer Services - 0.1%
Frontdoor, Inc. (a)	2,341	106,867
Service Corp. International	6,499	256,256
		363,123
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	40,068	7,465,470
Norwegian Cruise Line Holdings Ltd. (a)(b)	47,376	741,908
Starbucks Corp.	7,681	599,041
		8,806,419
Household Durables - 1.1%
D.R. Horton, Inc.	96,541	5,338,717
Garmin Ltd.	29,690	2,677,147
NVR, Inc. (a)	844	2,719,039
		10,734,903
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (a)	16,496	40,289,336
eBay, Inc.	129,233	5,885,271
		46,174,607
Multiline Retail - 0.0%
Target Corp.	407	49,788
Specialty Retail - 1.7%
AutoNation, Inc. (a)	7,974	314,814
AutoZone, Inc. (a)	2,095	2,404,767
Best Buy Co., Inc.	29,091	2,271,716
Lowe's Companies, Inc.	9,798	1,277,169
Murphy U.S.A., Inc. (a)	475	55,148
The Home Depot, Inc.	40,822	10,143,451
		16,467,065
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.	24,460	241,176
NIKE, Inc. Class B	65,781	6,484,691
Ralph Lauren Corp.	28,478	2,150,374
		8,876,241

TOTAL CONSUMER DISCRETIONARY		91,742,206

CONSUMER STAPLES - 7.3%
Beverages - 1.3%
Coca-Cola Bottling Co. Consolidated	2,070	503,900
Molson Coors Beverage Co. Class B	1,040	39,478
PepsiCo, Inc.	29,936	3,938,081
The Coca-Cola Co.	171,944	8,026,346
		12,507,805
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	10,835	3,342,272
Kroger Co.	83,086	2,710,265
Walmart, Inc.	80,757	10,018,713
		16,071,250
Food Products - 0.9%
Archer Daniels Midland Co.	45,885	1,803,739
General Mills, Inc.	36,632	2,309,281
Mondelez International, Inc.	53,243	2,775,025
The Hershey Co.	83	11,261
Tyson Foods, Inc. Class A	36,747	2,257,736
		9,157,042
Household Products - 2.6%
Clorox Co.	10,768	2,220,900
Colgate-Palmolive Co.	51,029	3,690,928
Kimberly-Clark Corp.	31,257	4,420,990
Procter & Gamble Co.	123,618	14,329,799
		24,662,617
Tobacco - 0.8%
Philip Morris International, Inc.	108,025	7,924,714

TOTAL CONSUMER STAPLES		70,323,428

ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	4,374	80,788
TechnipFMC PLC	43,522	322,063
		402,851
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp.	110,375	10,121,388
ConocoPhillips Co.	93,436	3,941,130
Exxon Mobil Corp.	145,966	6,637,074
Kinder Morgan, Inc.	31,424	496,499
Marathon Oil Corp.	22,910	122,339
		21,318,430

TOTAL ENERGY		21,721,281

FINANCIALS - 9.9%
Banks - 3.1%
Bank of America Corp.	194,962	4,702,483
Citigroup, Inc.	131,848	6,316,838
JPMorgan Chase & Co.	140,789	13,700,178
Wells Fargo & Co.	211,254	5,591,893
		30,311,392
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (b)	8,194	545,884
Bank of New York Mellon Corp.	20,511	762,394
BlackRock, Inc. Class A	170	89,869
Charles Schwab Corp.	13,234	475,233
CME Group, Inc.	400	73,040
Goldman Sachs Group, Inc.	18,806	3,695,191
Moody's Corp.	4,027	1,076,860
Morgan Stanley	49,295	2,178,839
MSCI, Inc.	6,663	2,191,128
Raymond James Financial, Inc.	2,748	190,381
S&P Global, Inc.	14,975	4,867,175
State Street Corp.	69,314	4,225,381
T. Rowe Price Group, Inc.	44,242	5,348,858
		25,720,233
Consumer Finance - 0.3%
Discover Financial Services	23,627	1,122,519
Synchrony Financial	77,019	1,568,877
		2,691,396
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	76,590	14,213,572
Insurance - 2.2%
Allstate Corp.	22,305	2,181,652
American Financial Group, Inc.	19,389	1,167,993
CNA Financial Corp.	8,782	265,480
First American Financial Corp.	73,535	3,712,782
FNF Group	9,155	292,045
Hartford Financial Services Group, Inc.	13,387	512,588
Primerica, Inc.	25,436	2,890,547
Progressive Corp.	69,123	5,369,475
Prudential Financial, Inc.	5,844	356,250
Selective Insurance Group, Inc.	3,113	163,277
The Travelers Companies, Inc.	8,703	931,047
Unum Group	13,763	208,509
W.R. Berkley Corp.	59,134	3,426,815
Willis Group Holdings PLC	304	61,682
		21,540,142
Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	36,360	560,308

TOTAL FINANCIALS		95,037,043

HEALTH CARE - 14.7%
Biotechnology - 2.9%
AbbVie, Inc.	109,734	10,169,050
Amgen, Inc.	30,167	6,929,360
Biogen, Inc. (a)	13,623	4,183,487
Gilead Sciences, Inc.	37,957	2,954,193
Regeneron Pharmaceuticals, Inc. (a)	5,166	3,165,776
		27,401,866
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	114,702	10,887,514
Boston Scientific Corp. (a)	15,885	603,471
Danaher Corp.	15,970	2,660,762
Edwards Lifesciences Corp. (a)	22,201	4,989,009
Hill-Rom Holdings, Inc.	17,950	1,824,977
Medtronic PLC	89,067	8,780,225
		29,745,958
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	4,201	400,523
Anthem, Inc.	25,045	7,365,985
Cardinal Health, Inc.	8,515	465,685
Cigna Corp.	4,519	891,689
CVS Health Corp.	61,894	4,058,390
McKesson Corp.	424	67,276
UnitedHealth Group, Inc.	49,200	14,998,620
		28,248,168
Health Care Technology - 0.6%
Cerner Corp.	75,170	5,479,893
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	5,456	1,905,181
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	137,628	8,219,144
Bristol-Myers Squibb Co. rights (a)	15,189	49,972
Eli Lilly & Co.	56,437	8,632,039
Johnson & Johnson	118,166	17,577,193
Merck & Co., Inc.	131,141	10,585,702
Mylan NV (a)	13,308	227,168
Pfizer, Inc.	70,981	2,710,764
		48,001,982

TOTAL HEALTH CARE		140,783,048

INDUSTRIALS - 6.6%
Aerospace & Defense - 1.7%
Harris Corp.	29,535	5,890,756
Lockheed Martin Corp.	5,001	1,942,588
Moog, Inc. Class A	41,765	2,267,422
Northrop Grumman Corp.	13,546	4,540,619
Raytheon Technologies Corp.	22,956	1,481,121
The Boeing Co.	3,405	496,619
		16,619,125
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	1,024	83,077
United Parcel Service, Inc. Class B	5,778	576,124
		659,201
Building Products - 0.2%
Carrier Global Corp. (a)	11,640	238,271
Fortune Brands Home & Security, Inc.	29,288	1,785,396
		2,023,667
Commercial Services & Supplies - 0.8%
Cintas Corp.	20,510	5,085,660
Herman Miller, Inc.	48,844	1,124,389
UniFirst Corp.	8,496	1,527,581
Waste Management, Inc.	1,823	194,605
		7,932,235
Construction & Engineering - 0.3%
EMCOR Group, Inc.	37,458	2,380,456
Fluor Corp.	25,445	295,416
		2,675,872
Electrical Equipment - 0.3%
Acuity Brands, Inc.	2,501	215,461
AMETEK, Inc.	27,309	2,504,508
		2,719,969
Industrial Conglomerates - 0.1%
General Electric Co.	21,941	144,152
Honeywell International, Inc.	4,577	667,555
		811,707
Machinery - 1.5%
AGCO Corp.	42,660	2,356,112
Caterpillar, Inc.	12,825	1,540,667
Cummins, Inc.	34,359	5,827,286
Dover Corp.	46,501	4,522,222
Illinois Tool Works, Inc.	1,643	283,352
Otis Worldwide Corp.	5,820	306,423
		14,836,062
Professional Services - 0.5%
Manpower, Inc.	4,181	289,074
Robert Half International, Inc.	80,634	4,091,369
		4,380,443
Road & Rail - 1.1%
CSX Corp.	81,876	5,860,684
Union Pacific Corp.	29,886	5,076,436
		10,937,120

TOTAL INDUSTRIALS		63,595,401

INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 1.2%
Cisco Systems, Inc.	247,969	11,857,878
Electronic Equipment & Components - 0.4%
Avnet, Inc.	18,816	512,548
National Instruments Corp.	59,304	2,296,251
SYNNEX Corp.	12,113	1,291,851
		4,100,650
IT Services - 5.0%
Accenture PLC Class A	377	76,011
Amdocs Ltd.	66,832	4,160,960
Fidelity National Information Services, Inc.	853	118,422
Fiserv, Inc. (a)	3,526	376,471
Global Payments, Inc.	2,918	523,752
IBM Corp.	65,539	8,185,821
MasterCard, Inc. Class A	40,562	12,204,700
Paychex, Inc.	4,784	345,788
PayPal Holdings, Inc. (a)	8,905	1,380,364
Square, Inc. (a)	41,087	3,331,334
VeriSign, Inc. (a)	8,405	1,840,779
Visa, Inc. Class A	76,967	15,027,037
		47,571,439
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	27,636	1,486,817
Analog Devices, Inc.	10,966	1,238,610
Applied Materials, Inc.	23,770	1,335,399
Broadcom, Inc.	457	133,110
Cirrus Logic, Inc. (a)	7,768	563,025
First Solar, Inc. (a)(b)	3,448	160,746
Intel Corp.	223,884	14,089,020
Lam Research Corp.	9,300	2,545,131
Microchip Technology, Inc.	12,602	1,210,044
Micron Technology, Inc. (a)	3,699	177,219
NVIDIA Corp.	29,779	10,572,141
Qualcomm, Inc.	95,333	7,710,533
		41,221,795
Software - 8.4%
Adobe, Inc. (a)	10,549	4,078,243
Cadence Design Systems, Inc. (a)	40,118	3,662,372
Intuit, Inc.	2,407	698,800
Microsoft Corp.	291,557	53,427,819
Oracle Corp.	75,076	4,036,837
Salesforce.com, Inc. (a)	52,233	9,129,806
ServiceNow, Inc. (a)	2,800	1,086,204
Synopsys, Inc. (a)	23,713	4,289,919
Verint Systems, Inc. (a)	6,408	297,139
		80,707,139
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	150,503	47,850,924
HP, Inc.	6,783	102,695
Xerox Holdings Corp.	16,365	259,876
		48,213,495

TOTAL INFORMATION TECHNOLOGY		233,672,396

MATERIALS - 2.6%
Chemicals - 1.1%
Eastman Chemical Co.	56,098	3,819,152
Ecolab, Inc.	20,884	4,439,521
Linde PLC	4,754	961,924
NewMarket Corp.	1,019	444,416
Valvoline, Inc.	29,195	535,728
		10,200,741
Containers & Packaging - 0.0%
Packaging Corp. of America	2,857	289,728
Metals & Mining - 1.5%
Newmont Corp.	105,108	6,145,665
Novagold Resources, Inc. (a)	360,060	3,449,316
Reliance Steel & Aluminum Co. (b)	40,479	3,926,463
Royal Gold, Inc.	7,359	980,219
		14,501,663

TOTAL MATERIALS		24,992,132

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	31,031	8,011,273
Crown Castle International Corp.	41,195	7,092,131
CubeSmart	3,242	92,267
Douglas Emmett, Inc.	1,088	31,944
Essex Property Trust, Inc.	1,627	394,987
Gaming & Leisure Properties	10,008	345,676
Public Storage	11,494	2,330,294
RLJ Lodging Trust	12,618	130,092
Stag Industrial, Inc.	9,040	243,176
VICI Properties, Inc.	5,718	112,187
		18,784,027
UTILITIES - 2.8%
Electric Utilities - 1.6%
Allete, Inc.	4,945	290,420
Alliant Energy Corp.	44,328	2,188,030
Exelon Corp.	27,387	1,049,196
FirstEnergy Corp.	38,778	1,638,758
Hawaiian Electric Industries, Inc. (b)	22,087	871,553
IDACORP, Inc.	10,665	994,298
NextEra Energy, Inc.	7,288	1,862,521
OGE Energy Corp.	15,620	489,218
PG&E Corp. (a)	30,137	357,425
PNM Resources, Inc. (b)	7,427	303,170
Portland General Electric Co.	57,281	2,698,508
PPL Corp.	51,069	1,426,868
Southern Co.	11,523	657,618
Xcel Energy, Inc.	6,300	409,689
		15,237,272
Gas Utilities - 0.1%
UGI Corp.	22,519	717,005
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy, Inc. Class C	7,164	156,963
Multi-Utilities - 1.1%
Avista Corp.	11,517	451,121
CMS Energy Corp.	24,661	1,444,641
Dominion Energy, Inc.	83,386	7,088,644
DTE Energy Co.	6,159	662,524
NorthWestern Energy Corp.	18,333	1,102,180
		10,749,110

TOTAL UTILITIES		26,860,350

TOTAL COMMON STOCKS
(Cost $694,268,248)		897,221,334

Money Market Funds - 6.4%
Fidelity Cash Central Fund 0.11% (c)	58,284,634	58,296,291
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	3,053,526	3,053,832
TOTAL MONEY MARKET FUNDS
(Cost $61,350,131)		61,350,123
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $755,618,379)		958,571,457
NET OTHER ASSETS (LIABILITIES) - 0.2%(e)		2,381,640
NET ASSETS - 100%		$960,953,097

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	251	June 2020	$38,177,100	$6,498,917	$6,498,917

The notional amount of futures purchased as a percentage of Net Assets is 4.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $3,012,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$154,938
Fidelity Securities Lending Cash Central Fund	18,982
Total	$173,920

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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